Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax Credit Carryforward [Line Items]
Change in valuation allowance	$ 3,271	$ 401
Deferred tax assets tax credit carryforwards	1,126	2,487
Income tax exemption term	5 years
Income tax holiday description	Profits generated from certain products are exempted from income tax for five years beginning January 1, 2010 and January 1, 2012
Unrecognized tax benefits that would affect effective tax rate	3,520
Total amount of interest expense and penalties	499	485	89
Total amount of accrued interest and penalties	1,305	790
Federal
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes	5,917
Federal net operating loss carryforwards expiration year	2022
Research And Development | Federal
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	2,230
Tax credit carryforward expiration year for federal	2022
Research And Development | State
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	1,418
Tax credit carryforward expiration year for state	No expiration date
Taiwan | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	1,126
Tax credit expiration period	2013
FCI | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 2,214
FCI | Research And Development | Minimum
Tax Credit Carryforward [Line Items]
Tax credit expiration period	2015
FCI | Research And Development | Maximum
Tax Credit Carryforward [Line Items]
Tax credit expiration period	2017